                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2010

                                                                      (Form N-Q)

                                             (c)2010, USAA. All rights reserved.
48480-0510

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (97.0%)

             CONSUMER DISCRETIONARY (14.5%)
             ------------------------------
             APPAREL RETAIL (0.7%)
   11,605    Ross Stores, Inc.                                          $    621
   15,524    Urban Outfitters, Inc.*                                         590
                                                                        --------
                                                                           1,211
                                                                        --------
             AUTOMOTIVE RETAIL (0.3%)
   12,747    O'Reilly Automotive, Inc.*                                      532
                                                                        --------
             CABLE & SATELLITE (3.2%)
  134,534    Comcast Corp. "A"                                             2,532
   61,887    DIRECTV "A"*                                                  2,093
   20,125    DISH Network Corp. "A"                                          419
   31,417    Virgin Media, Inc.                                              542
                                                                        --------
                                                                           5,586
                                                                        --------
             CASINOS & GAMING (0.6%)
   12,506    Wynn Resorts Ltd.                                               948
                                                                        --------
             CATALOG RETAIL (0.5%)
   50,935    Liberty Media Corp. Interactive "A"*                            780
                                                                        --------
             CONSUMER ELECTRONICS (0.4%)
   17,341    Garmin Ltd.                                                     667
                                                                        --------
             DEPARTMENT STORES (0.7%)
   11,168    Sears Holdings Corp.*                                         1,211
                                                                        --------
             EDUCATION SERVICES (0.5%)
   14,584    Apollo Group, Inc. "A"*                                         894
                                                                        --------
             HOMEFURNISHING RETAIL (0.8%)
   32,689    Bed Bath & Beyond, Inc.*                                      1,430
                                                                        --------
             INTERNET RETAIL (3.2%)
   27,467    Amazon.com, Inc.*                                             3,728
   26,480    Expedia, Inc.                                                   661
    4,487    Priceline.com, Inc.*                                          1,144
                                                                        --------
                                                                           5,533
                                                                        --------
             LEISURE PRODUCTS (0.5%)
   38,513    Mattel, Inc.                                                    876
                                                                        --------
             MOVIES & ENTERTAINMENT (1.1%)
  132,682    News Corp. "A"                                                1,912
                                                                        --------
             RESTAURANTS (1.4%)
   96,308    Starbucks Corp.*                                              2,337
                                                                        --------
             SPECIALTY STORES (0.6%)
   45,217    Staples, Inc.                                                 1,058
                                                                        --------
             Total Consumer Discretionary                                 24,975
                                                                        --------

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1  | USAA NASDAQ-100 INDEX FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             CONSUMER STAPLES (0.8%)
             -----------------------
             HYPERMARKETS & SUPER CENTERS (0.8%)
   21,588    Costco Wholesale Corp.                                     $  1,289
                                                                        --------
             HEALTH CARE (15.5%)
             -------------------
             BIOTECHNOLOGY (7.8%)
   43,964    Amgen, Inc.*                                                  2,627
   27,312    Biogen Idec, Inc.*                                            1,567
   42,464    Celgene Corp.*                                                2,631
    6,773    Cephalon, Inc.*                                                 459
   31,003    Genzyme Corp.*                                                1,607
   82,375    Gilead Sciences, Inc.*                                        3,746
   19,621    Vertex Pharmaceuticals, Inc.*                                   802
                                                                        --------
                                                                          13,439
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.5%)
    8,402    Henry Schein, Inc.*                                             495
   10,975    Patterson Companies, Inc.                                       341
                                                                        --------
                                                                             836
                                                                        --------
             HEALTH CARE EQUIPMENT (1.0%)
   25,264    Hologic, Inc.*                                                  468
    3,621    Intuitive Surgical, Inc.*                                     1,261
                                                                        --------
                                                                           1,729
                                                                        --------
             HEALTH CARE SERVICES (1.3%)
   22,842    Express Scripts, Inc.*                                        2,324
                                                                        --------
             HEALTH CARE SUPPLIES (0.3%)
   13,169    DENTSPLY International, Inc.                                    459
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.4%)
    7,578    Cerner Corp.*                                                   645
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (1.0%)
   10,975    Illumina, Inc.*                                                 427
   17,002    Life Technologies Corp.*                                        889
   21,796    Qiagen N.V.*                                                    501
                                                                        --------
                                                                           1,817
                                                                        --------
             PHARMACEUTICALS (3.2%)
   28,920    Mylan, Inc.*                                                    657
   68,483    Teva Pharmaceutical Industries Ltd. ADR                       4,320
   23,346    Warner Chilcott plc "A"*                                        596
                                                                        --------
                                                                           5,573
                                                                        --------
             Total Health Care                                            26,822
                                                                        --------
             INDUSTRIALS (4.0%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.9%)
   15,264    C.H. Robinson Worldwide, Inc.                                   852
   19,389    Expeditors International of Washington, Inc.                    716
                                                                        --------
                                                                           1,568
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.2%)
   12,434    Foster Wheeler A.G.*                                            337
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    9,367    Joy Global, Inc.                                                530
   37,965    PACCAR, Inc.                                                  1,646
                                                                        --------
                                                                           2,176
                                                                        --------

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                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DIVERSIFIED SUPPORT SERVICES (0.3%)
   17,089    Cintas Corp.                                               $    480
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    6,943    First Solar, Inc.*                                              851
                                                                        --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,273    Stericycle, Inc.*                                               451
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   13,215    Fastenal Co.                                                    634
                                                                        --------
             TRUCKING (0.2%)
   11,863    JB Hunt Transport Services, Inc.                                426
                                                                        --------
             Total Industrials                                             6,923
                                                                        --------
             INFORMATION TECHNOLOGY (60.3%)
             ------------------------------
             APPLICATION SOFTWARE (2.7%)
   47,835    Adobe Systems, Inc.*                                          1,692
   22,305    Autodesk, Inc.*                                                 656
   20,260    Citrix Systems, Inc.*                                           962
   37,151    Intuit, Inc.*                                                 1,276
                                                                        --------
                                                                           4,586
                                                                        --------
             COMMUNICATIONS EQUIPMENT (9.7%)
  190,434    Cisco Systems, Inc.*                                          4,957
  188,694    QUALCOMM, Inc. (a)                                            7,923
   51,873    Research In Motion Ltd.*                                      3,836
                                                                        --------
                                                                          16,716
                                                                        --------
             COMPUTER HARDWARE (16.6%)
  117,722    Apple, Inc. (a)*                                             27,656
   67,052    Dell, Inc.*                                                   1,007
                                                                        --------
                                                                          28,663
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (1.7%)
   15,755    Logitech International S.A.*                                    257
   33,083    NetApp, Inc.*                                                 1,077
   21,618    SanDisk Corp.*                                                  749
   46,276    Seagate Technology*                                             845
                                                                        --------
                                                                           2,928
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   33,242    Automatic Data Processing, Inc.                               1,478
   17,741    Fiserv, Inc.*                                                   901
   31,951    Paychex, Inc.                                                   981
                                                                        --------
                                                                           3,360
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   14,833    FLIR Systems, Inc.*                                             418
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.4%)
   82,107    Flextronics International Ltd.*                                 644
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (1.1%)
  105,531    Activision Blizzard, Inc.                                     1,273
   30,573    Electronic Arts, Inc.*                                          570
                                                                        --------
                                                                           1,843
                                                                        --------
             INTERNET SOFTWARE & SERVICES (7.6%)
    2,517    Baidu, Inc. ADR*                                              1,503
   90,238    eBay, Inc.*                                                   2,432
   13,805    Google, Inc. "A"*                                             7,828
   16,092    VeriSign, Inc.*                                                 418

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3  | USAA NASDAQ-100 INDEX FUND

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   62,769    Yahoo!, Inc.*                                              $  1,037
                                                                        --------
                                                                          13,218
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.1%)
   27,015    Cognizant Technology Solutions Corp. "A"*                     1,377
   10,317    Infosys Technologies Ltd. ADR                                   607
                                                                        --------
                                                                           1,984
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (1.1%)
   64,258    Applied Materials, Inc.                                         866
   19,293    KLA-Tencor Corp.                                                597
   12,274    Lam Research Corp.*                                             458
                                                                        --------
                                                                           1,921
                                                                        --------
             SEMICONDUCTORS (6.3%)
   39,125    Altera Corp.                                                    951
   37,107    Broadcom Corp. "A"                                            1,231
  180,190    Intel Corp.                                                   4,011
   27,763    Linear Technology Corp.                                         785
   55,373    Marvell Technology Group Ltd.*                                1,129
   27,975    Maxim Integrated Products, Inc.                                 543
   14,321    Microchip Technology, Inc.                                      403
   50,769    NVIDIA Corp.*                                                   882
   34,211    Xilinx, Inc.                                                    873
                                                                        --------
                                                                          10,808
                                                                        --------
             SYSTEMS SOFTWARE (9.9%)
   19,872    BMC Software, Inc.*                                             755
   46,275    CA, Inc.                                                      1,086
   19,224    Check Point Software Technologies Ltd.*                         674
  280,936    Microsoft Corp. (a)                                           8,223
  194,409    Oracle Corp.                                                  4,994
   78,400    Symantec Corp.*                                               1,327
                                                                        --------
                                                                          17,059
                                                                        --------
             Total Information Technology                                104,148
                                                                        --------

             MATERIALS (0.3%)
             ----------------
             SPECIALTY CHEMICALS (0.3%)
   10,883    Sigma-Aldrich Corp.                                             584
                                                                        --------

             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.6%)
    9,783    Millicom International Cellular S.A.                            872
   15,042    NII Holdings, Inc. "B"*                                         627
   56,827    Vodafone Group plc                                            1,323
                                                                        --------
             Total Telecommunication Services                              2,822
                                                                        --------
             Total Common Stocks (cost: $122,122)                        167,563
                                                                        --------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (2.8%)

             U.S. TREASURY BILLS (0.3%)
$     565    1.01%, 5/06/2010 (b),(c)                                        565
                                                                        --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (2.5%)
$   4,295    State Street Bank & Trust Co., 0.00%,
                acquired on 3/31/2010 and due 4/01/2010 at
                $4,295 (collateralized by $4,430 of
                U.S. Treasury, 0.18%(b), due 9/16/2010;
                market value $4,426)                                    $  4,295
                                                                        --------
             Total Money Market Instruments
             (cost: $4,860)                                                4,860
                                                                        --------
             TOTAL INVESTMENTS (COST: $126,982)                         $172,423
                                                                        ========

 NUMBER OF                                                           UNREALIZED
 CONTRACTS                           EXPIRATION      CONTRACT       APPRECIATION
LONG/(SHORT) SECURITY                   DATE        VALUE (000)         (000)
--------------------------------------------------------------------------------

             FUTURES (2.8%)
         123 Nasdaq-100 Mini Index   06/18/2010          $4,811              101
                                                                        --------
             TOTAL FUTURES                               $4,811             $101
                                                                        ========

($ IN 000s)                                VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS             $     167,563   $        --   $         --  $167,563
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                  --           565             --       565
  REPURCHASE AGREEMENTS                --         4,295             --     4,295
FUTURES*                              101            --             --       101
--------------------------------------------------------------------------------
Total                       $     167,664   $     4,860   $         --  $172,524
--------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

5  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by USAA
Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  6

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

7  | USAA NASDAQ-100 INDEX FUND

================================================================================

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-
to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the
Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. As of March 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
March 31, 2010, were $55,576,000 and $10,135,000, respectively, resulting in net unrealized appreciation of $45,441,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $172,745,000 at March
31, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
7.9% of net assets at March 31, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)   Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2010.
(b)   Rate represents an annualized yield at time of purchase, not coupon rate.
(c)   Securities with a value of $565,000 are segregated as collateral for initial margin requirements on open futures contracts.
*     Non-income-producing security.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  8

 ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.